SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Net operating loss and tax credit carryforwards	$ 2,428,097	$ 1,035,315
Allowance for uncollectible accounts	261,877	816,340
Other accruals	480,299	130,407
Fixed assets	133,781	191,031
Employee benefits	209,820	209,535
Office rent liability	65,656	47,845
Deferred debt interest	741,560
Other	7,691	26,929
Total deferred tax assets	4,328,781	2,457,402
Deferred tax liabilities:
Investment properties unrealized gain	(36,507,341)	(36,806,923)
Prepaid and other assets	(141,469)	(96,537)
Deferred financing cost	(3,698,940)	(2,388,299)
Right-of-use asset	(86,510)	(142,246)
Total deferred tax liabilities	(40,434,260)	(39,434,005)
Net deferred tax liability	$ (36,105,479)	$ (36,976,603)